Loans Receivable (Details 5) (USD $)				9 Months Ended	12 Months Ended		12 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2012 Commercial loans item	Dec. 31, 2012 Commercial loans item	Dec. 31, 2010 Commercial loans	Dec. 31, 2012 Commercial loans Non accrual item	Sep. 30, 2012 Commercial loans Non accrual	Dec. 31, 2012 Commercial loans Minimum	Dec. 31, 2012 Commercial loans Maximum	Dec. 31, 2012 First Commercial Loan item	Dec. 31, 2012 Second Commercial Loan item
Troubled Debt Restructurings
Amount of specific reserves allocated	$ 185,854
Recorded investment in troubled debt restructurings	662,167
Number of loans considered to be troubled debt restructurings					4
Extended maturity period of loans									10 years	20 years
Number of loans considered to be impaired				2	1						1	1
Principal balance of loans which was considered to be impaired	1,085,318	836,098	3,425,676		197,233						197,233	405,945
Specific allowance based on present value of estimated future cash flows	236,682	661,098	2,141,135		213,685	2,042,914	14,756	14,756			20,837	150,261
Number of loans considered nonaccrual							2
Principal balance of loans considered nonaccrual							$ 58,989